Cover	Feb. 03, 2023
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Feb. 03, 2023
Entity Registrant Name	UNIQUE FABRICATING, INC.
Entity File Number	001-37480
Entity Tax Identification Number	46-1846791
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	800 Standard Parkway
Entity Address, Postal Zip Code	48326
Entity Address, State or Province	MI
Entity Address, City or Town	Auburn Hills,
Soliciting Material	false
Local Phone Number	853-2333
Title of 12(b) Security	Common stock, par value $.001 per share
Trading Symbol	UFAB
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Written Communications	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
City Area Code	248
Entity Central Index Key	0001617669
Amendment Flag	false